UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 - March 31, 2018

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 89.1%

U.S. GOVERNMENT GUARANTEED - 0.1%

INDUSTRIALS - 0.1%
$38,000	Vessel Management Services, Inc.	5.125%	04/16/35	$42,583

Total U.S. Government Guaranteed (identified cost, $43,151)	$42,583

U.S. TREASURY BILL - 89.0%

$36,000,000	U.S. Treasury Bill (1)	1.510%	04/05/18	$35,995,137

Total U.S. Treasury Bill (identified cost, $35,993,960)	$35,995,137

TOTAL FIXED INCOME INVESTMENTS (identified cost, $36,037,111) — 89.1%	$36,037,720

Shares
SHORT-TERM INVESTMENTS - 89.1%

4,469,804	Fidelity Investments Money Market Government Portfolio - Class I, 1.49% (2)	$4,469,804

TOTAL SHORT-TERM INVESTMENTS (identified cost, $4,469,804) — 11.1%	$4,469,804

TOTAL INVESTMENTS (identified cost, $40,506,915) — 100.2%	$40,507,524

OTHER LIABILITIES, IN EXCESS OF ASSETS — (0.2)%	(83,005)

NET ASSETS — 100.0%	$40,424,519

(1)	Rate presented is yield to maturity.
(2)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
U.S. Government Guaranteed	$-	$42,583	$-	$42,583
U.S. Treasury Bill	-	35,995,137	-	35,995,137
Short-Term Investments	-	4,469,804	-	4,469,804

Total Investments	$-	$40,507,524	$-	$40,507,524

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers.  There were no tranfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 11, 2018

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	May 11, 2018